COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Year 1	$ 537,910	$ 534,795
Year 2	925,511	925,511
Year 3	549,776	549,776
Year 4	0	0
Year 5	0	0
Beyond	0	0
Total	$ 2,013,196	$ 2,010,082